NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NET LOSS PER SHARE
Schedule of basic and diluted net loss per share attributable to common stockholders

	Three months ended
	March 31
	2021	2020
	(In thousands, except share and per share data)
Numerator:
Net income (loss)	$(3,508)	$(7,479)
Less dividends attributable to redeemable and redeemable convertible preferred stock	5,541	2,947
Net loss attributable to common stockholders	$(9,049)	$(10,426)
Denominator:
Weighted average common shares outstanding — basic and diluted	29,185,545	22,045,779
Net loss per share attributable to common stockholders — basic and diluted	$(0.31)	$(0.47)

	Year Ended December 31,
	2020	2019	2018
	(In thousands, except share and per share data)
Numerator:
Net loss	$(23,746)	$(625)	$(7,189)
Less dividends attributable to redeemable preferred stock and redeemable convertible preferred stock	13,636	11,398	10,753
Net loss attributable to common stockholders	$(37,382)	$(12,023)	$(17,942)
Denominator:
Weighted average common shares outstanding — basic and diluted	25,004,093	19,210,017	17,046,120
Net loss per share attributable to common stockholders — basic and diluted	$(1.50)	$(0.63)	$(1.05)

Schedule of excluded potential common shares

	Three months ended
	March 31,
	2021	2020
Options to purchase common stock	16,543,679	8,545,131
Redeemable convertible preferred stock (as converted to common stock)	111,452,020	111,452,020
Warrants	722,212	197,305
	128,717,911	120,194,456

	Year Ended December 31,
	2020	2019	2018
Options to purchase common stock	8,232,203	9,773,702	11,282,417
Redeemable preferred stock and redeemable convertible preferred stock (as converted to common stock)	111,452,020	111,452,020	111,452,020
Warrants	222,414	237,978	219,125
	119,906,637	121,463,700	122,953,562